VIA EDGAR TRANSMISSION

March 30, 2011

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Principal Life Insurance Company Separate Account B
Registration on Form N-4/A

Transmitted herewith for filing is a pre-effective amendment to the registration statement for the Principal Lifetime Income Solutions variable annuity.

We understand that the registrant is responsible for the accuracy and adequacy of the disclosures in the filing and that staff comments or our changes to the disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United
States.

Please direct all comments and questions regarding this filing to the undersigned.

Thank you for your assistance with this filing.

Sincerely,

/s/ Jeffrey M. Pierick

Jeffrey M. Pierick Counsel 711 High Street Des Moines, Iowa 503092-0300 (515) 362-2384 (office) (866) 496-6527 (facsimile) pierick.jeff@principal.com JMP/kcr Enclosure